Certain Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Certain Transactions (Details) [Line Items]
Description of contingent payments	The total contingent payments could amount to a maximum aggregate amount of up to €37 million. The payment will be settled through the issuance of ordinary shares.
Net gain	$ 39,136,000
Other current assets	$ 105,600,000
Investment rate	46.50%
Intangible asset	$ 27,400,000
Goodwill	49,300,000
Net assets	28,700,000
Equity investment	67,800,000	$ 100,200,000
Net of share loss	32,400,000	5,400,000
Restructuring Cost and Reserve [Line Items]
us-gaap_RestructuringCharges	4,200,000
us-gaap_RestructuringCharges_RND	2,700,000
us-gaap_RestructuringCharges_COGS	$ 12,300,000
Related to Developed Technology [Member] | Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	5 years
Related to Developed Technology [Member] | Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	10 years
Marketable Equity Investment [Member]
Certain Transactions (Details) [Line Items]
Other current assets	$ 11,500,000	$ 16,700,000
Covestro | Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	7 years
Covestro | Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	10 years
MakerBot | Minimum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	4 years
MakerBot | Maximum [Member]
Certain Transactions (Details) [Line Items]
Intangible assets	13 years